Investment in Associates - Summarized Financial Information of the Company's Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of summarized financial information [line items]
Current assets	$ 23,949	$ 26,519
Non-current assets	193,678	199,891
Current liabilities	(34,184)	(32,352)
Non-current liabilities	(104,104)	(115,707)
Non-controlling interests	10,671	10,327
Revenue	54,304	46,881	$ 52,329
Profit (loss)	6,114	147	9,990	[1]
Other comprehensive income (loss)	(3,881)	(10,104)	498
Total comprehensive income/(loss)	2,233	(7,901)	$ 10,912
AB InBev Efes [member]
Disclosure of summarized financial information [line items]
Current assets	385	351
Non-current assets	624	603
Current liabilities	(693)	(591)
Non-current liabilities	(42)	(75)
Net assets	274	288
Revenue	1,393	1,276
Profit (loss)	1	(20)
Total comprehensive income/(loss)	1	(20)
Castel [member]
Disclosure of summarized financial information [line items]
Current assets	3,016	4,048
Non-current assets	3,923	3,775
Current liabilities	(1,774)	(1,531)
Non-current liabilities	(499)	(671)
Non-controlling interests	(543)	(687)
Net assets	4,124	4,934
Revenue	5,017	4,879
Profit (loss)	741	700
Other comprehensive income (loss)	(295)	(134)
Total comprehensive income/(loss)	447	566
Efes [member]
Disclosure of summarized financial information [line items]
Current assets	1,500	2,156
Non-current assets	3,157	4,642
Current liabilities	(1,259)	(1,639)
Non-current liabilities	(1,218)	(1,852)
Non-controlling interests	(1,128)	(1,627)
Net assets	1,053	1,679
Revenue	3,781	3,847
Profit (loss)	275	224
Other comprehensive income (loss)	241	392
Total comprehensive income/(loss)	$ 516	$ 617

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.